UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05339)
                                                     ----------

                              CONCORDE FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

              5430 LBJ FREEWAY, SUITE 1500, DALLAS, TX  75240-2675
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                  GARY B. WOOD
                                  ------------
              5430 LBJ FREEWAY, SUITE 1500, DALLAS, TX  75240-2675
              ----------------------------------------------------
                    (Name and address of agent for service)

                                  972-404-1500
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2006
                         ----------

Date of reporting period:  03/31/2006
                           ----------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             (CONCORDE FUNDS LOGO)

                                   A NO-LOAD
                                  MUTUAL FUND

                               SEMI-ANNUAL REPORT
                              DATED MARCH 31, 2006

                             (CONCORDE FUNDS LOGO)

                                                                    May 15, 2006

Dear Shareholders,

  We are pleased to present the Semi-Annual report of Concorde Funds, Inc. for the six month period ending March 31, 2006.

CONCORDE VALUE FUND
-------------------

  Concorde Investment Management, the investment advisor for Concorde Funds, Inc., continued to generate good results from a lower risk strategy and a disciplined approach that has proven worthy over long periods of time as shown in the table below.

                                     FISCAL              ANNUALIZED         ANNUALIZED          ANNUALIZED
                                  YEAR TO DATE          1 YEAR ENDING     5 YEARS ENDING     10 YEARS ENDING
                             10/1/2005 - 3/31/2006       03/31/2006         03/31/2006          03/31/2006
                             ---------------------      -------------     --------------     ---------------
     CONCORDE VALUE FUND             6.67%                 10.29%             5.55%               8.51%
     S&P 500                         6.38%                 11.73%             3.97%               8.95%
     Russell 2000                   15.23%                 25.85%            12.59%              10.15%
     Wilshire All Value              8.09%                 14.65%             7.78%              10.20%
     Wilshire 4500                  12.40%                 24.57%            12.73%              10.20%
     NASDAQ                          8.68%                 17.04%             4.81%               7.93%

  The total return for the Concorde Value Fund (the "Value Fund") for the six months ending on March 31, 2006 was 6.67%, which compares favorably to the S&P 500, the most widely followed general market index. The smaller capitalization sectors of the market, as represented by the Russell 2000 and Wilshire 4500, continue to be strong performers during this environment and the NASDAQ continued its recovery from the disastrous downturn which began in 2000.

  The performance of different sectors was quite varied during the period; however, strong performances from a few individual positions led to the overall gain. Included in the groups contributing most significantly to the gain were: materials, capital goods, commercial services, hotels and restaurants, retailing, financials and technology hardware. Sectors which detracted from performance included all the health-related groups, energy and semiconductor equipment.

  Among the capital goods holdings, the largest positive contributors for the first half -- Terex, Illinois Tool Works and Lockheed Martin -- all rose significantly. Terex, in particular, continued to appreciate as their recent revenue and earnings growth continue to rise at a rapid rate. Headwaters, Inc., our only materials-related holding, appreciated as earnings were good and investors continued to look at the long term potential for several of their energy related ventures. Waste Management stock finally began to reflect the restructured operations and increasing volumes and pricing that have been in place for several years. Saks, Inc., a new holding, moved higher as management became aggressive in restructuring the company by selling off the underperforming department store group and focusing on the luxury market.

  The fund's energy holdings, as a group, produced a moderate loss as the stocks consolidated recent large gains; however, Burlington Resources rose as it agreed to be purchased by ConocoPhillips. This transaction confirms the asset valuation analysis that prompted our purchase less than a year ago. Our pharmaceutical holdings were modestly lower as market sentiment remained weak for this area and results, along with perceived legal risk, continue to weigh on stock prices. We continue to hold Abbott, Johnson & Johnson, and Pfizer, believing that these concerns are reflected in the valuations, and think they possess meaningful upside.

  Lehman Brothers, our largest holding, continues to perform well as their results have been superb in this latest cycle. Many key strategic moves implemented over the last ten years are paying huge dividends for Lehman. In software and services, Microsoft and Oracle edged higher as corporate results are slowly improving and Fiserv dropped moderately despite good earnings growth.

  In the technology sectors, Intel stock dropped as revenues and profits have disappointed. The Diebold and Agilent Technology holdings rose strongly as we purchased Diebold at a depressed price after negative short term news and Agilent continues to gain attention as they restructure to focus on their market leading instrumentation businesses and move out of other technology hardware products. Media holdings, one of our largest industry exposures, were flat as a group as Disney rose and Comcast and CBS Corp. dropped. We continue to believe all of our stocks in this sector are undervalued and could outperform significantly over the next two years.

  In summary, with market valuations at reasonable levels, we have been able to identify a number of appropriate additions to the portfolio which we expect to generate exemplary longer term performance. Moreover, some of the additions to the portfolio are companies which we expect to have a defensive characteristic that may come into play once again as the economy enters the later stages of the current economic expansion. We remain convinced that the focus on individual companies, rather than the broad markets (which is the most fundamental characteristic of our investment approach), should provide a better opportunity than provided by overall market returns.

  Thank you for your past and future support as we strive to maintain the highest standards of managing Concorde Funds, Inc.

                                       Best regards,

                                       /s/Gary B. Wood

                                       Gary B. Wood, Ph.D.
                                       President

PORTFOLIO HOLDINGS BY SECTOR

     Capital Goods                                       15.4%
     Media                                               12.1%
     Pharmaceuticals & Biotechnology                     10.6%
     Software & Services                                  8.4%
     Technology Hardware & Equipment                      7.6%
     Diversified Financials                               7.1%
     Energy                                               6.0%
     Insurance                                            5.9%
     Retailing                                            5.9%
     Short Term Demand Notes & CD                         5.8%
     Materials                                            3.3%
     Commercial Services & Supplies                       2.7%
     Health Care Equipment & Services                     2.6%
     Hotels Restaurants & Leisure                         2.5%
     Food Beverage & Tobacco                              2.1%
     Semiconductors & Semiconductor Equipment             2.0%

The portfolio's holdings and allocations are subject to change. The percentages are based on net assets as of March 31, 2006.

FUND EXPENSES (Unaudited)

  As a shareholder of the Concorde Value Fund (FUND), you incur two types of costs: (1) transaction costs and exchange fees; and (2) ongoing costs, including management fees and other FUND expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the FUND and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended March 31, 2006.

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the FUND's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the FUND's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the FUND and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or exchange fees. While the FUND does not currently assess sales charges, redemption or exchange fees, other funds do, and those costs will not be reflected in their expense tables. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                             BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING PERIOD*<F1> -
                                              VALUE - 10/1/05      VALUE - 3/31/06          SIX MONTHS ENDED 3/31/06
                                             -----------------     ---------------     ----------------------------------
Actual                                           $1,000.00            $1,066.70                      $8.28
Hypothetical (5% return before expenses)         $1,000.00            $1,016.92                      $8.08

*<F1> Expenses are equal to the FUND's annualized expense ratio of 1.607%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period ended March 31, 2006).

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
MARCH 31, 2006 (UNAUDITED)

                                             SHARES OR
                                             PRINCIPAL                PERCENT OF
                                               AMOUNT       VALUE     NET ASSETS
                                             ---------      -----     ----------
COMMON STOCKS

CAPITAL GOODS
   Illinois Tool Works, Inc.                    5,500    $   529,705      3.05%
   Lockheed Martin Corp.                        9,000        676,170      3.89
   Terex Corp. (a)<F2>                         10,500        832,020      4.79
   Tyco International Ltd. (b)<F3>             23,530        632,486      3.64
                                                         -----------    ------
                                                           2,670,381     15.37
                                                         -----------    ------
COMMERCIAL SERVICES & SUPPLIES
   Waste Management, Inc.                      13,500        476,550      2.74
                                                         -----------    ------

DIVERSIFIED FINANCIALS
   Lehman Brothers Holdings, Inc.               8,500      1,228,505      7.07
                                                         -----------    ------

ENERGY
   Burlington Resources, Inc.                   3,500        321,685      1.85
   Cimarex Energy Co.                           7,500        324,450      1.87
   Devon Energy Corp.                           6,500        397,605      2.29
                                                         -----------    ------
                                                           1,043,740      6.01
                                                         -----------    ------
FOOD BEVERAGE & TOBACCO
   Altria Group, Inc.                           5,200        368,472      2.12
                                                         -----------    ------

HEALTH CARE EQUIPMENT & SERVICES
   Health Management
     Associates, Inc. - Class A                21,000        452,970      2.61
                                                         -----------    ------

HOTELS RESTAURANTS & LEISURE
   IHOP Corp.                                   9,000        431,460      2.48
                                                         -----------    ------

INSURANCE
   Delphi Financial Group                      11,122        574,229      3.30
   MBIA, Inc.                                   7,500        450,975      2.60
                                                         -----------    ------
                                                           1,025,204      5.90
                                                         -----------    ------
MATERIALS
   Headwaters, Inc. (a)<F2>                    14,300        568,997      3.27
                                                         -----------    ------

MEDIA
   CBS Corp. - Class B                          9,500        227,810      1.31
   Comcast Corp. - Special Class A (a)<F2>     18,500        483,220      2.78
   Viacom Inc. - Class B (a)<F2>                9,500        368,600      2.12
   The Walt Disney Co.                         24,500        683,305      3.93
   The Washington Post Company - Class B          440        341,770      1.97
                                                         -----------    ------
                                                           2,104,705     12.11
                                                         -----------    ------
PHARMACEUTICALS & BIOTECHNOLOGY
   Abbott Laboratories                         10,000        424,700      2.44
   Johnson & Johnson                           13,500        799,470      4.60
   Pfizer, Inc.                                24,700        615,524      3.54
                                                         -----------    ------
                                                           1,839,694     10.58
                                                         -----------    ------
RETAILING
   Lowe's Cos, Inc.                             7,000        451,080      2.60
   Saks, Inc. (a)<F2>                          30,000        579,000      3.33
                                                         -----------    ------
                                                           1,030,080      5.93
                                                         -----------    ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   Intel Corp.                                 18,000        348,300      2.00
                                                         -----------    ------

SOFTWARE & SERVICES
   Fiserv, Inc. (a)<F2>                         9,500        404,225      2.33
   Microsoft Corp.                             16,500        448,965      2.58
   Oracle Corp. (a)<F2>                        44,000        602,360      3.47
                                                         -----------    ------
                                                           1,455,550      8.38
                                                         -----------    ------
TECHNOLOGY HARDWARE & EQUIPMENT
   Agilent Technologies, Inc. (a)<F2>          20,000        751,000      4.32
   Diebold, Inc.                               14,000        575,400      3.31
                                                         -----------    ------
                                                           1,326,400      7.63
                                                         -----------    ------
TOTAL COMMON STOCKS (Cost $10,562,887)                    16,371,008     94.20
                                                         -----------    ------

SHORT TERM INVESTMENTS

CERTIFICATE OF DEPOSIT
   U.S. Bank, 1.24%, due 10/01/06            $  2,684          2,684      0.02
                                                         -----------    ------

VARIABLE RATE DEMAND NOTES #<F4>
   American Family
     Financial Services, 4.47%                231,177        231,177      1.33
   U.S. Bank, N.A., 4.57%                     797,971        797,971      4.59
                                                         -----------    ------
                                                           1,029,148      5.92
                                                         -----------    ------
TOTAL SHORT TERM INVESTMENTS (Cost $1,031,832)             1,031,832      5.94
                                                         -----------    ------
Total Investments  (Cost $11,594,719)                     17,402,840    100.14
Liabilities in Excess of Other Assets                        (24,851)    (0.14)
                                                         -----------    ------
TOTAL NET ASSETS                                         $17,377,989    100.00
                                                         -----------    ------
                                                         -----------    ------

Notes:
(a)<F2>   Presently non-income producing.
(b)<F3>   Foreign issued security listed directly on a U.S. securities exchange.
  #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at value (cost $11,594,719)          $17,402,840
   Receivables
      Dividends                                                         12,523
      Interest                                                           3,600
   Prepaid expenses                                                      2,416
   Other assets                                                          3,353
                                                                   -----------
TOTAL ASSETS                                                        17,424,732
                                                                   -----------
LIABILITIES
   Investment advisory fee payable                                      13,200
   Accrued administration fees                                             369
   Accrued fund accounting fees                                          4,527
   Accrued legal fees                                                    8,778
   Accrued printing and mailing fees                                    10,138
   Accrued transfer agent fees                                           2,935
   Other accrued expenses                                                6,796
                                                                   -----------
TOTAL LIABILITIES                                                       46,743
                                                                   -----------
NET ASSETS                                                         $17,377,989
                                                                   -----------
                                                                   -----------
ANALYSIS OF NET ASSETS:
   Net capital paid in on shares of capital stock                  $10,721,765
   Accumulated net investment loss                                     (14,069)
   Undistributed net realized gains                                    862,172
   Net unrealized appreciation                                       5,808,121
                                                                   -----------
NET ASSETS                                                         $17,377,989
                                                                   -----------
                                                                   -----------

Capital shares outstanding                                           1,007,730
                                                                   -----------

Net asset value and offering price per share                       $     17.24
                                                                   -----------
                                                                   -----------

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2006 (UNAUDITED)

   Investment income
      Dividends                                                     $  103,535
      Interest                                                          17,147
                                                                    ----------
   Total investment income                                             120,682
                                                                    ----------
   Expenses
      Investment advisory fee                                           75,260
      Accounting fees                                                   12,376
      Audit fees                                                        11,918
      Printing, postage and delivery                                     9,971
      Transfer agent fees                                                7,852
      Administration fees                                                7,304
      Other expenses                                                     4,045
      Legal fees                                                         3,041
      Custodian fees                                                     2,435
      Federal and state registration fees                                  549
                                                                    ----------
   Total expenses                                                      134,751
                                                                    ----------
   NET INVESTMENT LOSS                                                 (14,069)
                                                                    ----------
REALIZED GAIN (LOSS) AND UNREALIZED
  APPRECIATION FROM INVESTMENTS
   Net realized gain on investments in securities                      942,093
   Net realized loss on covered call options written                    (5,444)
   Net change in unrealized appreciation
     on investments in securities                                      184,396
   Net change in unrealized appreciation (depreciation)
     on covered call options written                                    (9,105)
                                                                    ----------
   NET GAIN FROM INVESTMENTS                                         1,111,940
                                                                    ----------
   NET INCREASE  IN NET ASSETS RESULTING FROM OPERATIONS            $1,097,871
                                                                    ----------
                                                                    ----------

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                        ENDED
                                                                      MARCH 31,           YEAR ENDED
                                                                         2006           SEPTEMBER 30,
                                                                     (UNAUDITED)             2005
                                                                     -----------        -------------
CHANGE IN NET ASSETS FROM OPERATIONS
   Net investment loss                                               $   (14,069)        $  (111,202)
   Net realized gain on investments                                      936,649             817,804
   Net change in unrealized appreciation of investments                  175,291           1,434,745
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                1,097,871           2,141,347
                                                                     -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                      --                  --
   Net realized gains on investments                                    (885,835)           (787,250)
                                                                     -----------         -----------
   Total distributions to shareholders                                  (885,835)           (787,250)
                                                                     -----------         -----------
CAPITAL SHARE TRANSACTIONS -- NET                                        545,291             488,397
                                                                     -----------         -----------
   Total increase in net assets                                          757,327           1,842,494

NET ASSETS
   Beginning of period                                                16,620,662          14,778,168
                                                                     -----------         -----------
   End of period (including accumulated net investment loss
     of $14,069 and $290,447 respectively)                           $17,377,989         $16,620,662
                                                                     -----------         -----------
                                                                     -----------         -----------

See notes to financial statements.

CONCORDE VALUE FUND
FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                   ENDED
                                                 MARCH 31,                         YEAR ENDED SEPTEMBER 30,
                                                2006(2)<F6>       -----------------------------------------------------------
                                                (UNAUDITED)       2005         2004          2003          2002          2001
                                                -----------       ----         ----          ----          ----          ----
PER SHARE DATA(1)<F5>:
Net asset value, beginning of year                 $ 17.06      $ 15.66       $ 14.07       $ 12.79       $ 15.87      $ 17.95
                                                   -------      -------       -------       -------       -------      -------
Income (loss) from investment operations:
   Net investment income (loss)                      (0.01)       (0.11)        (0.12)        (0.08)         0.04         0.06
   Net realized and unrealized
     gain (loss) on investments                       1.11         2.34          1.94          1.69         (1.79)       (1.22)
                                                   -------      -------       -------       -------       -------      -------
   Total income (loss) from
     investment operations                            1.10         2.23          1.82          1.61         (1.75)       (1.16)
                                                   -------      -------       -------       -------       -------      -------
Less distributions:
   Distributions from
     net investment income                              --           --            --         (0.04)        (0.03)       (0.06)
   Distributions from net realized gains             (0.92)       (0.83)        (0.23)        (0.29)        (1.30)       (0.86)
                                                   -------      -------       -------       -------       -------      -------
   Total from distributions                          (0.92)       (0.83)        (0.23)        (0.33)        (1.33)       (0.92)
                                                   -------      -------       -------       -------       -------      -------
Net asset value, end of year                       $ 17.24      $ 17.06       $ 15.66       $ 14.07       $ 12.79      $ 15.87
                                                   -------      -------       -------       -------       -------      -------
                                                   -------      -------       -------       -------       -------      -------
TOTAL RETURN                                         6.67%       14.50%        13.01%        12.77%       (12.75%)      (6.68%)
                                                   -------      -------       -------       -------       -------      -------
                                                   -------      -------       -------       -------       -------      -------

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands)          $17,378      $16,622       $14,778       $13,021       $11,683      $13,690
   Ratio of expenses to average net assets           1.61%        2.12%         2.08%         1.98%         1.44%        1.50%
   Ratio of net investment income (loss)
     to average net assets                          (0.17%)      (0.69%)       (0.76%)       (0.57%)        0.25%        0.34%
   Portfolio turnover rate                          14.63%       21.97%        34.82%        19.83%        40.94%       34.60%

(1)<F5> Per share information has been calculated using the average number of shares outstanding.
(2)<F6> Other than the ratios of expenses and net investment income (loss) to average net assets, financial highlights have not been annualized.

See notes to financial statements.

CONCORDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED)

NOTE 1 -- NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   NATURE OF BUSINESS

       Concorde Value Fund (Fund) is a separate series of shares of common stock of Concorde Funds, Inc. (Company). The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was December 4, 1987. The primary investment objective of the Fund is to produce long-term growth of capital. The Company may designate one or more series of common stock. The Company presently has no series other than the Fund. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

SIGNIFICANT ACCOUNTING POLICIES:

   USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   VALUATION OF SECURITIES

       Securities are valued at the close of each business day. Bonds and notes are valued at the last quoted bid price obtained from independent pricing services. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation, except for call options written for which the last quoted bid price is used. Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

       Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   OPTION WRITING

       When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Fund treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

   INCOME TAXES

       The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

       Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. Temporary differences are primarily the result of the treatment of wash sales and deferred post-October losses for tax reporting purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

   DISTRIBUTIONS TO SHAREHOLDERS

       Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2 -- COVERED CALL OPTIONS WRITTEN

       Transactions in covered call options written during the period October 1, 2005 through March 31, 2006 were as follows:

                                                          NUMBER OF CONTRACTS       PREMIUMS RECEIVED
                                                          -------------------       -----------------
Options outstanding at September 30, 2005                         135                  $  49,755
Options written                                                    40                     96,946
Options expired                                                     0                          0
Options exercised                                                   0                          0
Options terminated in closing purchase  transactions             (175)                  (146,701)
                                                                 ----                   --------
Options outstanding at March 31, 2006                            $  0                   $      0
                                                                 ----                   --------
                                                                 ----                   --------

NOTE 3 -- DISTRIBUTIONS TO SHAREHOLDERS

       A distribution to shareholders of $0.92 and $0.83 per share aggregating $885,835 and $787,250 were declared on December 20, 2005 and December 20, 2004, respectively, from net realized gains from investment transactions. The distributions were paid on December 21, 2005 and December 23, 2004 to shareholders of record on December 20, 2005 and December 21, 2004, respectively.

       At September 30, 2005, the Fund's most recent fiscal year end, the Fund had undistributed net realized gains of $811,359, of which all were long-term. None of the undistributed net realized gain at September 30, 2005 was short term.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

       As of March 31, 2006, there were 30,000,000 shares of $1 par value capital stock authorized of which 9,841,293 shares are classified as the Fund's series and the remaining balance is unallocated for future use. As of March 31, 2006 and September 30, 2005, capital paid-in aggregated $10,721,765 and $10,466,920, respectively.

       Transactions in shares of capital stock for the period October 1, 2005 through March 31, 2006 and the year ended September 30, 2005 were as follows:

                                                       SIX MONTHS ENDED                   YEAR ENDED
                                                        MARCH 31, 2006                  SEPTEMBER 30,
                                                          (UNAUDITED)                        2005
                                                    ----------------------          ----------------------
                                                    SHARES          AMOUNT          SHARES          AMOUNT
                                                    ------          ------          ------          ------
Shares sold                                          8,819       $  148,770         24,093        $  394,570
Shares issued in reinvestment of dividends          53,525          885,835         48,445           787,233
                                                   -------       ----------        -------        ----------
                                                    62,344        1,034,605         72,538         1,181,803
Shares redeemed                                    (28,974)        (489,314)       (42,029)         (693,406)
                                                   -------       ----------        -------        ----------
Net increase                                        33,370       $  545,291         30,509        $  488,397
                                                   -------       ----------        -------        ----------
                                                   -------       ----------        -------        ----------

NOTE 5 -- INVESTMENT TRANSACTIONS

       Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government obligations) aggregated $2,339,327 and $2,944,516, respectively, for common stock, for period October 1, 2005 through March 31, 2006 and aggregated $4,250,373 and $3,316,460, respectively, for the year ended September 30, 2005. There were no differences between the financial reporting basis and the income tax basis in the cost or the net unrealized appreciation of the Fund's investments as of September 30, 2005. As of March 31, 2006 and September 30, 2005, respectively, the aggregate unrealized appreciation and depreciation of investment securities and covered call options written was as follows:

       Unrealized appreciation                      $5,989,055      $5,748,775
       Unrealized depreciation                        (180,934)       (115,945)
                                                    ----------      ----------
       Net unrealized appreciation                  $5,808,121      $5,632,830
                                                    ----------      ----------
                                                    ----------      ----------

NOTE 6 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

       The Fund has an Investment Advisory Agreement (Advisory Agreement) with Concorde Financial Corporation dba Concorde Investment Management (Concorde) to act as the Fund's investment advisor. Concorde provides the Fund with investment advice and recommendations consistent with the Fund's investment objectives, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, Concorde receives an annual fee of 0.9% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $75,260 for the period October 1, 2005 through March 31, 2006 and $144,925 for the year ended September 30, 2005, of which $13,200 and $12,287 was payable at March 31, 2006 and September 30, 2005, respectively.

       Certain directors and officers of the Company are also directors, officers and/or employees of Concorde.

NOTE 7 -- CONTINGENCY

       On April 27, 2004, Concorde Funds, Inc. filed a lawsuit in Texas against Value Line, Inc. and seven individuals seeking to recover damages that it suffered as a result of certain actions, including liquidation of the Concorde Income Fund, taken in preparation for consummation of an agreement under which Value Line, Inc. would become adviser to the Fund. Value Line, Inc. terminated the agreement and separate litigation was pending in New York between Concorde Financial Corporation and Value Line, Inc. relative to the breach of the agreement. That matter has been resolved and a judgment was entered in favor of Concorde Financial Corporation. Four of the defendants in the Texas case were dismissed without prejudice and the Concorde Funds, Inc. case was transferred from Texas to New York where the matter is still pending.

BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

   At its meeting held on December 15, 2005, the Board of Directors (the "Board") of Concorde Funds, Inc. (the "Company") including all the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) considered and then voted to re-approve the current investment advisory agreement (the "Advisory Agreement") between Concorde Investment Management (the "Advisor") and the Company, on behalf of the Concorde Value Fund (the "Fund"). In connection with its re-approval of the Advisory Agreement, the Board reviewed and discussed the specific services provided by the Advisor. The Board considered the following factors:

   The Advisor:

       1)  Provides investment management for the Concorde Value Fund.

       2) Retains the services of the Fund's Chief Compliance Officer and makes all reasonable efforts to insure that the Fund is in compliance with the securities laws.

       3) Oversees distribution of the Fund through third-party broker/dealers and independent financial institutions.

       4) Oversees those third party service providers that support the Fund in providing fund accounting, fund administration, transfer agency and custodial services.

       The Board also: (i) compared the performance of the Fund to benchmark indices over various periods of time and concluded that the performance of the Fund warranted the continuation of the Advisory Agreement; (ii) compared the expense ratios of funds similar in asset size and investment objective to those of the Fund and concluded the expenses of the Fund were reasonable and warranted continuation of the Advisory Agreement; (iii) considered the fees charged by Concorde Investment Management to those of funds similar in asset size and investment objective to the Fund and concluded the advisory fees of the Fund were reasonable and warranted continuation of the Advisory Agreement; and
       (iv) considered the profitability of Concorde Investment Management with respect to the Fund, and concluded that the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

       The Board then discussed economies of scale and breakpoints and determined that the Fund, managed by Concorde Investment Management, has not yet grown in size, nor has the marketplace demonstrated significant rapid potential growth to any extent, that would warrant the imposition of breakpoints.

   The Board reviewed the Fund's expense ratios and comparable expense ratios for similar funds. The Board used data from Lipper, Inc., as presented in the charts in the Board Materials, showing funds classified by Lipper, Inc. as Multi-Cap Value Funds, similar in nature to the Concorde Value Fund. The Board determined that the total expense ratio of the Fund falls within the range of the ratios of other funds in the Multi-Cap Value classification. The Board also referenced Concorde Investment Management's Form ADV and a copy of the current Investment Advisory Agreement. They also referenced a Concorde Investment Management Fee and Service Agreement to compare fees charged by the Advisor to their other clients versus what they charge the Fund. Upon a motion duly made and seconded, the Directors, including a majority of Directors who are not "interested persons," as defined by the 1940 Act, of the Corporation unanimously approved the Continuation of Investment Advisory Agreement.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

   For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities, please call
(972) 404-1500 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

PROXY VOTING RECORDS

   Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2005 is available without charge, upon request, by calling (972) 404-1500. Furthermore, you can obtain the Fund's proxy voting records on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

   The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal quarter on Form N-Q. The Fund's Form N-Q is available (i) without charge, upon request, by calling (972) 404-1500, (ii) on the Securities and Exchange Commission's website at http://www.sec.gov, or (iii) at the Securities and Exchange Commission's public reference room.

INVESTMENT ADVISOR
   Concorde Investment Management
   1500 Three Lincoln Centre
   5430 LBJ Freeway
   Dallas, Texas 75240

OFFICERS
   Gary B. Wood, Ph.D.
   President and Treasurer
   John A. Stetter
   Secretary

DIRECTORS
   John R. Bradford, Ph.D.
   John H. Wilson
   Gary B. Wood, Ph.D.

CUSTODIAN
   U.S. Bank, N.A.
   777 E. Wisconsin Avenue
   Milwaukee, Wisconsin 53202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
   U.S. Bancorp Fund Services, LLC
   Mutual Fund Services, 3rd Floor
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
   Brad A. Kinder, CPA
   400 Parker Square
   Suite 250-K
   Flower Mound, Texas 75028

LEGAL COUNSEL
   Foley & Lardner LLP
   777 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

TELEPHONE
   (972) 404-1500
   (Fund information)
   (800) 294-1699
   (Shareholder account information)

                             (CONCORDE FUNDS LOGO)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Concorde Funds, Inc.
                   -----------------------------------

     By (Signature and Title) /s/Gary B. Wood
                              ------------------------
                              Gary B. Wood, President

     Date      5/23/2006
           -------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Gary B. Wood
                              ------------------------------------------
                              Gary B. Wood, Principal Executive Officer

     Date      5/23/2006
          --------------------------------------------------------------

     By (Signature and Title) /s/Gary B. Wood
                               -----------------------------------------
                               Gary B. Wood, Principal Financial Officer
     Date      5/23/2006
          --------------------------------------------------------------